LEASES - Maturities of operating lease liabilities (Details)	Jun. 30, 2021 CNY (¥)	Jun. 30, 2021 USD ($)	Dec. 31, 2020 CNY (¥)
LEASES
Due within one year	¥ 4,617,814	$ 715,208	¥ 3,995,768
Due in the second year			2,502,839
Total lease payments	4,617,814	715,208	6,498,607
Less: imputed interest	(134,587)	(20,845)	(246,902)
Total	¥ 4,483,227	$ 694,363	¥ 6,251,705